STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (1,088,402)	$ (130,060)	$ (153,026)	$ (374,820)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued for services	24,756	26,454	32,706	190,521
Common stock issued for Settlement of Board Member Compensation	80,000	0
Depreciation	24,102	23,612	31,668	28,895
Loss on brokerage account	2,611	0
Loss on investment	17,000	0
Loss on AP settlement	543,987	0
Amortization of beneficial conversion features	0	38,920	38,920	24,904
Gain on conversions			(1,349)
Changes in operating assets and liabilities
Deferred revenue - related party	(1,417)	(50,000)	(50,000)	50,000
Accounts payable and accrued expenses - related party	262,632	26,430	28,961	23,567
Accounts payable and accrued expenses	59,720	14,329	4,445	4,063
Net cash (used in) operating activities	(75,011)	(50,315)	(67,675)	(52,870)
Cash used in investing activities
Cash paid to brokerage account	(170,000)	0
Net cash (used in) investing activities	(170,000)	0
Cash flows from financing activities
Payments on convertible notes payable - related party	(5,260)	(3,011)	(3,011)	(8,784)
Proceeds from convertible notes payable	0	0		3,000
Proceeds from EIDL loan	4,000	0
Proceeds from sale of stock	243,500	57,960	65,000	23,000
Borrowings from convertible notes payable - related party	33,675	0		51,850
Principal payments on debt	(13,759)	(10,604)
Warrant Subscriptions	472	0
Shares subscribed for cash	750	0
Payments on notes payable			(6,611)	(4,764)
Net cash provided by financing activities	263,378	44,345	55,378	64,302
Net increase (decrease) in cash	18,367	(5,970)	(12,297)	11,432
Cash, beginning of period	997	13,294	13,294	1,862
Cash, end of period	19,364	7,324	997	13,294
Supplemental disclosure of cash flow information:
Interest paid	11,871	7,905	0	0
Income taxes paid	0	0	0	0
Non-Cash Transactions
Forgiveness of AP by CEO	7,200	0
Forgiveness of Interest - Related Party	0	9,282
Purchase of fixed assets through finance lease	0	9,985
Debt converted to common stock	18,489	56,895
Convertible debt for payment of AP	17,633	0
RP-AP Converted into common stock	64,024	0
AP Converted into common stock - Third Party	37,000	0
Shares issued for stock payable	43,764	0
Stock for related party deferred revenue	17,000	0
Stock issued for prepayment of interest on debt - related party	$ 23,175	$ 0
Common stock issued for settlement of debt and interest - Related Party			48,154	0
Common stock issued for debt and interest conversion			8,531	0
Contributed Capital/Forgiveness of CEO interest			9,282	0
Debt issued for fixed assets			9,985	0
Shares for services returned			300	0
Debt discount resulting from convertible notes			$ 0	$ 54,850